Assets and disposal groups classified as held for sale and discontinued operations - Cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit (loss)	$ 443,828	$ (115,374)	$ (249,758)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)	147,983	(4,562)	21,939
Depreciation and amortization charges, operating allowances and write-downs	81,559	97,328	108,189
Gains on disposals of non-current and financial assets			5,399
Changes in operating assets and liabilities:
Decrease (increase) in inventories	(220,823)	(60,296)	114,585
Other, net	(56,677)	29,803	14,473
Income tax paid	(80,524)	(3,794)	11,831
Net cash provided by (used in) operating activities	405,018	(1,341)	154,268
Payments due to investments:
Property, plant and equipment	(52,153)	(27,597)	(30,257)
Net cash provided (used) by investing activities	(51,774)	(23,848)	(31,940)
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities	678		(2,863)
Net cash provided (used) by financing activities	(140,458)	10,452	(113,333)
Total net cash flows for the year	212,786	(14,737)	8,995
Beginning balance of cash and cash equivalents	114,391
Ending balance of cash and cash equivalents	$ 317,935	114,391
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Cash flows from operating activities:
Profit (loss)			(5,399)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Gains on disposals of non-current and financial assets			5,399
Changes in operating assets and liabilities:
Other, net			(24)
Net cash provided by (used in) operating activities			(24)
Cash flows from financing activities:
Total net cash flows for the year			(24)
Beginning balance of cash and cash equivalents		$ 0	24
Ending balance of cash and cash equivalents			$ 0